Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ 191	€ 279	€ (79)
Realized gains and (losses) on financial investments	132	399	(92)
Gains and (losses) on investments in real estate	74	317	261
Net fair value change of derivatives	128	1,130	(545)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	20,982	33,188	(11,326)
Net fair value change on investments in real estate for account of policyholders	(36)	(18)	5
Net foreign currency gains and (losses)	(93)	77	44
Net fair value change on borrowings and other financial liabilities	18	15	29
Realized gains and (losses) on repurchased debt			1
Total	21,397	35,386	€ (11,701)
Aegon N.V [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	(2)	(22)
Net foreign currency gains and (losses)	4	3
Net fair value change on borrowings and other financial liabilities		4
Total	€ 2	€ (15)